Mortgage Servicing Rights, Net - Schedule of Analysis of Change in Fair Value (Detail) - Mortgage Servicing Rights - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
+ 10% adverse change – effect on value, discount rate	$ (56,889)	$ (25,580)
+ 20% adverse change – effect on value, discount rate	(110,040)	(49,396)
+ 10% adverse change – effect on value, prepayment speed	(87,752)	(34,208)
+ 20% adverse change – effect on value, prepayment speed	(169,230)	(65,744)
+ 10% adverse change – effect on value, cost of servicing	(21,643)	(8,879)
+ 20% adverse change – effect on value, cost of servicing	$ (43,285)	$ (17,759)